497(e)
                                                                       333-81393

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 25, 2004 TO THE VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO PROSPECTUS FOR EQUI-VEST(R) EXPRESS(SM)
DATED MAY 1, 2004
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Portfolio Objective                                          Advisers
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY          Seeks to achieve long-term capital appreciation.             o TCW Investment Management Company
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EQ/ENTERPRISE EQUITY INCOME   Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
                              above-average and consistent total return.
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EQ/ENTERPRISE GROWTH          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH AND      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
 INCOME                       with income as a secondary consideration.                      (Americas) Inc.
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EQ/ENTERPRISE                 Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 SMALL COMPANY GROWTH
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EQ/ENTERPRISE                 Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------

B.   FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Total
                                                                                       Annual      Fee Waivers
                                                                        Underlying     Expenses       and/or
                                                                        Portfolio      (Before       Expense         Net
                                  Management       12b-1      Other     Fees and      Expense      Reimburse-   Total Annual
 Portfolio Name                      Fees          Fees     Expenses     Expenses    Limitation)      ments*       Expenses
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 0.80%         0.25%     0.09%          N/A       1.14%           0.00%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          0.75%         0.25%     0.28%          N/A       1.28%          (0.23)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 0.75%         0.25%     0.09%          N/A       1.09%           0.00%       1.09%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      0.75%         0.25%     0.23%          N/A       1.23%          (0.18)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   1.00%         0.25%     0.18%          N/A       1.43%          (0.13)%      1.30%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    0.80%         0.25%     0.08%          N/A       1.13%           0.00%       1.13%
------------------------------------------------------------------------------------------------------------------------------------

Expenses of each portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.

888-1365 (10/04)                                                  134211 (10/04)
EV 700 New Biz                                                            x00843

* The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


C.   EXAMPLES.

The examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The annual administrative charge used in the examples is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purposes of these examples of $7.51 per $10,000. The tables take into account the maximum fees and charges applicable to all the contracts to which this supplement applies. We assume there is no waiver of the withdrawal charge.

The fixed maturity option is not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option and the withdrawal charge do apply to the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option. The examples should not be considered representations of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that the investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------
                                               If you surrender your contract at the
                                                 end of the applicable time period
------------------------------------------------------------------------------------------------
                                        1 yr         3 yrs          5 yrs          10 yrs
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $   977.59   $ 1,500.88     $ 2,035.15     $ 3,631.33
------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $   991.35   $ 1,542.06     $ 2,103.58     $ 3,764.17
------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $   972.67   $ 1,486.15     $ 2,010.61     $ 3,583.41
------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $   986.43   $ 1,527.37     $ 2,079.19     $ 3,716.94
------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 1,006.10   $ 1,586.04     $ 2,176.43     $ 3,904.39
------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $   976.60   $ 1,497.94     $ 2,030.24     $ 3,621.76
------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 If you do not surrender
                                                                                                    your contract at
                                                If you annuitize at the end of the              the end of the applicable
                                                      applicable time period                           time period
------------------------------------------------------------------------------------------------------------------------------------
                                        1 yr         3 yrs          5 yrs          10 yrs         1 yr         3 yrs
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 687.34     $ 1,378.56     $ 2,092.46     $ 3,981.33     $ 337.34     $ 1,028.56
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 702.03     $ 1,421.78     $ 2,163.00     $ 4,114.17     $ 352.03     $ 1,071.78
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 682.09     $ 1,363.10     $ 2,067.16     $ 3,933.41     $ 332.09     $ 1,013.10
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EQ/Enterprise Growth and Income      $ 696.78     $ 1,406.36     $ 2,137.86     $ 4,066.94     $ 346.78     $ 1,056.36
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 717.77     $ 1,467.95     $ 2,238.10     $ 4,254.39     $ 367.77     $ 1,117.95
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 686.29     $ 1,375.47     $ 2,087.41     $ 3,971.76     $ 336.29     $ 1,025.47
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      If you do not surrender your
                                              contract at
                                     the end of the applicable time
                                                 period
--------------------------------------------------------------------------------
                                        5 yrs          10 yrs
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 1,742.46     $ 3,631.33
--------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 1,813.00     $ 3,764.17
--------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 1,717.16     $ 3,583.41
--------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 1,787.86     $ 3,716.94
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 1,888.10     $ 3,904.39
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 1,737.41     $ 3,621.76
--------------------------------------------------------------------------------

D.   SELECTING YOUR INVESTMENT METHOD

The following investment options are added to "Domestic stocks" in Group "A" of the investment options chart under "Selecting your investment method:"

  EQ/Enterprise Equity, EQ/Enterprise Equity Income, EQ/Enterprise Growth, EQ/Enterprise Growth and Income, EQ/Enterprise Small Company Growth and EQ/Enterprise Small Company Value.







                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

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